Share-based Compensation	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION [Abstract]
Share-based Compensation

14. SHARE-BASED COMPENSATION

2007 Share Plan and 2011 Share Plan

On June 7, 2007, the Board of Directors of the Company passed a resolution to adopt the 2007 Global Share Plan (the “2007 Share Plan”) that provides for the granting of options to selected employees, directors and non-employee consultants to acquire common shares of the Company at exercise prices determined by the Board or the administrator appointed by the Board at the time of grant. Upon this resolution, the Board of Directors and shareholders authorized and reserved 10,000,000 common shares for the issuance under the 2007 Share Plan. On December 15, 2007, the Board of Directors passed a resolution to increase the number of shares reserved for issuance under the Plan to 21,176,471 common shares. On April 26, 2010, December 15, 2010 and February 28, 2011, the Board of Director of the Company passed resolutions to increase the number of shares reserved for issuance under the 2007 Share Plan to 26,415,442, 36,415,442 and 44,415,442 common shares, respectively. As of December 31, 2013, no awards are available for future grants.

On March 15, 2011, the Board of Directors of the Company passed a resolution to adopt the 2011 Share Incentive Plan (the “2011 Share Plan”) that provides for the granting of options, restricted shares or restricted share units (collectively the “Awards”) to selected employees, directors, and non-employee consultants to acquire common shares of the Company. The exercise prices of the options are determined by the Board or the administrator appointed by the Board at the time of grant. Upon this resolution, the Board of Directors and shareholders authorized and reserved 13,000,000 common shares for the issuance under the 2011 Share Plan. The Company may grant Awards that entitle holders to up to 13 million shares (the “Authorized Grant Pool”). For every year thereafter, starting in 2012, the Company may add up to a certain number of shares to the Authorized Grant Pool (the “Annual Increase Amount”). The Annual Increase Amount is defined as the number of shares underlying all awards granted in the previous year that are still outstanding. As of December 31, 2011, 2012 and 2013, Awards available for future grants amounted to 2,970,500 and 5,944,731 and 2,954,350 commons shares respectively.

Vesting of Awards

All Company’s Awards will be exercisable only if Award holder continues employment or non-employee consultant provides service through each vesting date. Granted Awards follow any of the following vesting schedules below:

Schedule I:

1. 25% of the Awards will become vested on the first-year anniversary of the vesting commencement date;

2. 1/48 of the Awards will become vested each month on the same day of the month as the vesting commencement date over a three-year period thereafter, until fully vested (4 years) or vesting terminates pursuant to terms of the 2007 Share Plan or 2011 Share Plan

Schedule II:

1. 100% of the Awards will become vested on the first-year anniversary of the vesting commencement date.

Schedule III:

1. 100% of the Awards will become vested when granted and not subject to any vesting terms.

Schedule IV:

1. 1/16 of the Awards will become vested each calendar quarter on the same day of the quarter as the vesting commencement date over a four-year period thereafter, until fully vested (4 years) or vesting terminates pursuant to terms of 2007 Share Plan.

Schedule V:

1. 1/24 of the Awards will become vested each calendar quarter on the same day of the quarter as the vesting commencement date over a six-year period thereafter, until fully vested (6 years) or vesting terminates pursuant to terms of 2007 Share Plan.

Schedule VI:

1. 25% of the Awards will become vested when granted and not subject to any vesting terms;

2. 3/48 of the Awards will become vested each quarter on the same day of the quarter as the vesting commencement date over a three-year period thereafter, until fully vested (3 years) or vesting terminates pursuant to terms of 2011 Share Plan.

Schedule VII:

1. 1/24 of the Awards will become vested each month on the same day of the month as the vesting commencement date over a two-year period thereafter, until fully vested (2 years) or vesting terminates pursuant to terms of 2011 Share Plan.

Schedule VIII:

1. 25% of the Awards will become vested on the first-year anniversary of the vesting commencement date;

2. 3/48 of the Awards will become vested each quarter on the same day of the quarter as the vesting commencement date over a three-year period thereafter, until fully vested (4 years) or vesting terminates pursuant to terms of 2011 Share Plan.

Significant modification

On November 8, 2010, the Board of Directors approved a modification to the terms of all options issued to 69 non-employee consultants to accelerate their vesting on that date. The modification was at the sole discretion of the Company and was carried out based on the fulfillment of service commitment made by these non-employee consultants. As a result of this modification, the Company recognized all remaining unrecognized compensation expense of US$2,452 related to the modified options for the year ended December 31, 2010.

On February 28, 2011, the Board of Directors approved another modification to the terms of all options issued to 51 employees and 70 non-employee consultants to accelerate their vesting on that date. The modification was at the sole discretion of the Company and was carried out to incentivize the employees and based on the fulfillment of service commitment made by non-employee consultants, respectively. As a result of this modification, the Company recognized all remaining unrecognized compensation expense of US$285 related to modified options for the year ended December 31, 2011.

On October 28, 2013, the Group entered into Amendment of Service Agreement with each external consultant to clarify their duties and penalties of default of Service Agreement. Upon the execution of such amendment, a performance commitment was established. As such, 1,451,680 unvested options and 4,850,635 unvested restricted shares in total to non-employee consultants were remeasured based on the fair value of respective awards on modification date. There are no incremental expenses related to this amendment.

Other Share Awards

a.	Share Awards to Co-Chief Executive Officer

On January 8, 2012, the Group granted 10, 000,000 restricted shares of the Company to the Co-Chief Executive Officer (“Co-CEO”) of the Company. Of the 10,000,000 restricted shares, 6,000,000 restricted shares will vest over four years provided that he continues his employment with the Company. 25% of the 6,000,000 restricted shares will vest on the first-year anniversary of the employment commencement date and 1/48 of 6,000,000 restricted shares will vest each month over a three-year period thereafter. The remaining 4,000,000 restricted shares are subject to the achievement of either specific performance or market conditions for each of the next four years. The value of the restricted shares under the market or performance conditions was calculated based on their grant date fair values without considering the possibility that the service conditions or performance conditions will be achieved. As all the criteria for establishing grant date were met, the fair value of share-based compensation being recognized for these restricted shares was measured on January 8, 2012.

For the 6,000,000 restricted shares that are subject only to the service condition, the related compensation expenses are being recognized using graded vesting method over the next four years. For the 4,000,000 restricted shares subject to either performance or market condition, the Company has first determined whether or not it was probable that the performance condition would be achieved. The fair value of the restricted shares calculated reflecting the market condition represents the minimum amount that is recognized as compensation cost assuming the requisite service is completed, even if the performance or market condition is not met.

Pursuant to the employment agreement among NQ US, the Company and Co-CEO, the Company shall establish a new entity, NQ Global and shall issue 15% equity interest in NQ Global (“NQ Global Shares”) to the Co-CEO for a nominal value. The NQ Global Shares have an embedded put option where the Co-CEO has the right in his sole discretion, to require the Company to purchase a portion or all of NQ Global Shares owned by the Co-CEO (“Put Option”) at their fair market value on the exercise date. While the NQ Global Shares are fully vested upon their issuance, the Put Option will vest and become exercisable at the rate of 25% of the underlying shares upon each of the first four annual anniversaries of the employment commencement date. All the key terms and conditions were substantially agreed among the counterparties in February 2012 and therefore the grant date was established at that time. Since these NQ Global Shares were fully vested upon grant, the entire compensation expenses of US$451 were recognized on the grant date. The fair value of 15% equity interest in NQ Global is determined based on the income approach.

On May 8, 2012, the Company modified the employment agreement among NQ US, the Company and the Co-CEO so that Co-CEO gave up his 15% equity interest in NQ Global and the related Put Option. Concurrently, the Company granted 9,000,000 restricted shares of the Company to the Co-CEO. Of the 9,000,000 restricted shares, 3,500,000 restricted shares are subject to a four-year service condition and the remaining 5,500,000 restricted shares are subject to the achievement of either specific performance or market conditions for each of the next four years. This was determined to be a modification to the original award granted to the Co-CEO. As a result, the incremental compensation expense of US$14,019, calculated as the excess of the fair value of the 9,000,000 restricted shares over the fair value of 15% equity interest in NQ Global on the modification date, was recognized from May 8, 2012 over the vesting period.

As a result, the Company totally granted 19,000,000 restricted shares, considering the 10,000,000 restricted shares that the Company granted to the Co-CEO on January 8, 2012. Of the 19,000,000 restricted shares, 9,500,000 restricted shares are subject to a four-year service condition and the remaining 9,500,000 are subject to the either specific performance or market conditions for the next four years.

The restricted shares of 9,500,000 subject to either specific performance or market conditions that become vested and non-forfeitable are up to 11,875,000 since they shall be determined on the last day of each fiscal year based on the percentage achievement of fiscal year performance goal. As of December 31, 2012, the Company determines that it is not probable that the performance conditions will be achieved for all the 9,500,000 restricted shares. As a result, the related compensation expense calculated based on the fair value on the grant date that reflects the market condition is recognized over the requisite service period using graded vesting method.

Of the 9,500,000 restricted shares that are subject to the achievement of either specific performance or market conditions, 2,521,755 restricted shares were granted and vested on December 31, 2012, since the market condition for the year ended December 31, 2012 was achieved.

On April 3, 2013, an amendment was signed among the Company, the NQ US and the Co-CEO, under which the market conditions were removed and the performance conditions was revised for the restricted shares that will vest in 2013 through 2015. This was determined to be a modification to the awards granted to the Co-CEO. There was no incremental compensation related to this modification, based on the difference between the fair value of the modified awards and the fair value of the original award immediately before the modification.

Compensation expense of US$12,330 and US$6,428 were recognized relating to the 19,000,000 restricted shares for the year ended December 31, 2012 and 2013. Total unrecognized compensation expenses relating to these restricted shares amounted to US$4,706 as of December 31, 2013 and are expected to be recognized over a weighted-average period of 2.0 years as of December 31, 2013.

b.	Share Awards in connection with business acquisition

In May 2012, the Company granted 2,875,000 restricted shares to the selling shareholder of NationSky as a result of acquiring 55% equity interest in NationSky, of which 1,725,000 restricted shares are subject four-year service condition. 25% of 1,725,000 will vest on the first anniversary of the acquisition date and 1/48 of 1,725,000 will vest each month over a three-year period thereafter. The remaining 1,150,000 restricted shares are subject to both service and performance conditions from year 2012 through year 2013 and will vest immediate when the performance conditions are satisfied. In July 2013, the Company granted 3,705,882 restricted shares to the selling shareholder of NationSky as a result of acquiring remaining 45% equity interest, all of which are subject to both service and performance condition from the year 2013 through the year 2014 and will vest immediate when the performance conditions are satisfied.

In November 2012, the Company granted 18,519,971 restricted shares to the selling shareholder of FL Mobile and Red, of which 6,173,324 restricted shares are subject four-year service condition. Every 25% of 6,173,324 will vest at the end of each calendar year commencing from year of the acquisition over a four-year period. The remaining 12,346,647 restricted shares are subject to both performance and service conditions from year 2013 to year 2014 and will vest immediate when the performance conditions are satisfied. In 2013, the Company also granted and vested immediately 3,169,734 restricted shares to FL Mobile to reward their outperformance in 2013.

In March 2013, the Company granted 2,020,365 restricted shares to the selling shareholder of Fanyue for acquiring 51% of the equity interest in Fanyue, of which 808,145 restricted shares are subject four-year service condition. Every 25% of 808,145 will vest at the end of each calendar year commencing from year of the acquisition over a four-year period. The remaining 1,212,220 restricted shares are subject to both performance and service conditions from the year 2013 through year 2014 and will vest immediately when the performance conditions are satisfied. In September 2013, the Company granted 2,296,930 restricted shares and a variable number of restricted shares up to the maximum of 15,365,703 to the selling shareholder of Fanyue as a result of acquiring the remaining 49% equity interest, all of which are subject to both service and performance conditions from the year 2014 through the year 2015.

In September 2013, the Company granted 4,100,228 restricted shares and a variable number of restricted shares up to the maximum of 6,833,713 to the selling shareholders of Best Partner, of which 1,537,586 restricted shares are subject to three-year service condition and will vest ratably over three-year period on each anniversary of the acquisition date. The remaining restricted shares are subject to both service conditions and performance conditions and will vest immediately when the performance conditions are satisfied.

In October 2013, the Company granted 969,977 restricted shares and a variable number of restricted shares up to the maximum of 2,781,696 to the selling shareholders of Ruifeng, of which 387,991 restricted shares are subject four-year service condition and will vest ratably over a four-year period on each anniversary of the acquisition date. The remaining restricted shares are subject to both performance and service conditions from the year 2013 through the year 2015 and will vest immediately when the performance conditions are satisfied.

In November 2013, the Company granted 2,888,000 restricted shares to the selling shareholders of Yinlong due to achievement of performance conditions and service conditions, which will vest ratably each fiscal quarter over a two-year period, commencing from the next fiscal quarter after performance conditions are satisfied.

For restricted shares granted in connection with the above acquisition activities, the value of the restricted shares is determined on the fair value of the acquisition date, on which all criteria for establishing the grant dates were satisfied. The value of restricted shares subject to service condition attached is recognized as the compensation expense using the graded-vesting method. The value of restricted shares with performance conditions attached is recognized as compensation expense using the graded-vesting method only when the achievement of performance conditions becomes probable. The Company performs assessment of probability on a quarterly basis and recognizes the compensation expenses on a prospective basis.

The Company recognized expenses of US$1,549 and US$30,222 for the years ended December 31, 2012 and 2013. The total unrecognized compensation expenses relating to these restricted shares amounted to US$51,799 as of December 31, 2013 and are expected to be recognized over a weighted-average period of 3.2 years as of December 31, 2013.

c.	Share Awards to executive officers

On September 18, 2013, the Company granted to an executive officer 750,000 options and 750,000 restricted shares subject to service condition following vesting schedule of Schedule I, and an aggregate of 2,500,000 restricted shares subject to multiple market conditions with weighted average requisite service period of 2.1 years.

On August 12, 2013, the Company granted 287,150 restricted shares to one director subject to service conditions following vesting schedule of Schedule VIII. The value of the restricted shares is determined on the fair value of the employment commencing date, on which all criteria for establishing the grant dates were satisfied.

The Company recognized expenses of US$3,102 related to the above two executive officers for the year ended December 31, 2013. The total unrecognized compensation expenses relating to these restricted shares amounted to US$10,500 as of December 31, 2013 and are expected to be recognized over a weighted-average period of 3.7 years as of December 31, 2013.

Summary of Share Option Activities

The following tables summarize the Group’s share option activities for the years ended December 31, 2011, 2012 and 2013:

Granted to Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$	US$	US$
Outstanding as of December 31, 2010	25,045,617	0.20	8.58	33,775
Options granted	15,657,942	1.24	—	—
Options granted contingent upon IPO	90,883	0.40	—	—
Option exercised	(16,217,250)	0.14	—	—
Options forfeited	(881,590)	0.53	—	—
Outstanding as of December 31, 2011	23,695,602	0.92	8.88	3,194
Options granted	3,535,450	1.35	—	—
Options exercised	(1,943,515)	0.28	—	—
Options forfeited	(1,464,126)	0.90	—	—
Outstanding as of December 31, 2012	23,823,411	1.04	8.22	4,077
Options granted	8,077,000	1.45	—	—
Options exercised	(3,137,500)	0.71	—	—
Options forfeited or cancelled	(1,372,120)	1.06	—	—
Outstanding as of December 31, 2013	27,390,791	1.20	7.80	47,769
Vested and exercisable as of December 31, 2011	4,208,831	0.27	7.42	3,316
Vested and exercisable as of December 31, 2012	9,143,752	0.85	7.69	3,275
Vested and exercisable as of December 31, 2013	11,585,914	0.98	6.99	22,746

Granted to Non-Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$	US$	US$
Outstanding as of December 31, 2010	10,375,000	0.23	6.12	13,716
Options granted	2,337,500	0.93	—	—
Options exercised	(10,375,000)	0.23	—	—
Outstanding as of December 31, 2011	2,337,500	0.93	9.92	283
Options granted	450,000	1.35	—	—
Outstanding as of December 31, 2012	2,787,500	1.00	9.01	577
Options granted	975,000	1.18	—	—
Options exercised	(322,910)	0.95	—	—
Options forfeited or cancelled	(470,840)	1.16	—	—
Outstanding as of December 31, 2013	2,968,750	1.04	8.30	5,639
Vested and exercisable as of December 31, 2011	1,000,000	0.91	9.84	144
Vested and exercisable as of December 31, 2012	1,584,375	0.99	8.97	348
Vested and exercisable as of December 31, 2013	1,570,833	0.98	8.07	3,079

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day of each year end and the exercise price. The total intrinsic values of options exercised during the years ended December 31, 2011, 2012 and 2013 were US$15,108, US$2,707 and US$7,136, respectively.

Management is responsible for determining the fair value of options granted to employees and non-employees and considered a number of factors including valuations. As disclosed in Notes 2(x), the Group’s share-based compensation cost is measured at the fair value of the award as calculated under the Binomial option-pricing models.

Assumptions used in the option-pricing model are presented below:

Granted to Employees	2011	2012	2013
Average risk-free interest rate	2.70%-4.20%	1.04%-3.00%	2.26%-3.16%
Exercise Multiple	2.0-3.0	2.2-2.8	2.0-2.8
Expected Forfeiture Rate	0%-2%	0%-5%	0%-7%
Expected option life	10 years	10 years	10 years
Volatility rate	66%-77%	51%-68%	42%-50%
Dividend yield	0%	0%	0%
Share price	$0.80-2.19	$1.25-2.14	$1.21-4.53

Granted to Non-Employees	2011	2012	2013
Average risk-free interest rate	2.70%	2.24%-2.60%	2.26%-3.06%
Exercise Multiple	N/a	N/a	N/a
Expected Forfeiture Rate	—	—	—
Expected option life	10 years	9-10 years	8-10 years
Volatility rate	67%-68%	48%-66%	47%-50%
Dividend yield	0%	0%	0%
Share price	$0.95-1.07	$1.21-2.13	$1.21-4.36

The Company estimated the risk free rates based on the yield to maturity of China government bonds denominated in US$ as at the option respective valuation dates. Exercise multiple is estimated as the ratio of fair value of stock over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on historical statistical data. Multiples of 2 to 3 were used for the options granted in valuation analysis. Life of the stock options is the contract life of the option. Based on the option agreements, the contract life of the option is 10 years from respective grant date. The expected volatility at the date of grant date and each option valuation date was estimated based on historical volatility of comparable companies for the period before the grant date with length commensurate with the expected term of the options. The Group has no history or expectation of paying dividends on its common shares. The Group estimated the fair value of the common shares using the income approach or market approach when valuing options granted before IPO while closing prices of the Company’s publicly traded shares were adopted when valuing options granted in post-IPO period.

The Company recognizes share-based compensation expense net of an estimated forfeiture rate and therefore only recognizes compensation cost for those shares expected to vest over the service period of the award. The estimation of the forfeiture rate is based primarily upon historical experience of employee turnover. The Group estimated the forfeiture rate to be 12.5% and 0% for share options granted to employees and senior management, respectively, as of December 31, 2013.

The Company recorded options related share-based compensation expenses of US$9,874, US$8,266 and US$8,536 for the years ended December 31, 2011, 2012 and 2013, respectively, attributed using graded-vesting method over the requisite service period. Total fair values of options vested are US$2,736, US$7,438 and US$5,961, for employees and US$833, US$546 and US$851, for non-employee consultants during the years ended December 31, 2011, 2012 and 2013, respectively. Weighted average grant date fair values per option during the years are US$1.1021, US$0.9066 and US$0.9051 for the years ended December 31, 2011, 2012 and 2013, respectively. The Group did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the years ended December 31, 2011, 2012 and 2013.

As of December 31, 2013, there was US$9,168 unrecognized compensation expenses related to non-vested options. The expenses are expected to be recognized over a weighted-average period of 2.4 years.

Summary of Restricted Share Activities

The following tables summarize the Group’s restricted share activities for the years ended December 31, 2011, 2012 and 2013:

	Number of shares	Weighted average grant date fair value
		US$
Unvested as of January 1, 2011	—	—
Granted	1,075,000	1.6800
Unvested as of December 31, 2011	1,075,000	1.6800
Granted	47,973,506	1.2379
Forfeited	(1,021,995)	1.4936
Vested	(2,992,985)	0.8971
Unvested as of December 31, 2012	45,033,526	1.2653
Granted	52,643,485	3.2537
Forfeited	(3,899,858)	1.4428
Vested	(18,037,583)	1.4524
Unvested as of December 31, 2013	75,739,570	2.5937

The fair value of restricted shares was determined by the closing sale price of the shares as quoted on the stock exchange market on the grant date. The total fair value of restricted shares vested during the years ended December 31, 2011, 2012 and 2013 were US$nil, US$4,010 and US$39,517 respectively, based on the fair value of the respective vesting dates.

The Group recognized restricted share related share-based compensation expenses of US$798, US$16,277 and US$46,868 for the years ended December 31, 2011, 2012 and 2013, respectively. As of December 31, 2013, total unrecognized compensation expense relating to the nonvested shares was US$70,637. The expense is expected to be recognized over a weighted average period of 3.4 years using the graded-vesting attribution method. The Group did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the years ended December 31, 2011, 2012 and 2013.